Derivative Instruments and Risk Management Activities (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivatives in cash flow hedging relationship
Interest rate swap contracts	$ (11,153)	$ 6,112	$ (12,724)
Location of Loss Reclassified from OCI into Statements of Operations
Income (Loss) Reclassified from OCI into Statements of Operations	7,094	6,969	7,068
Floorplan Interest Expense [Member]
Location of Loss Reclassified from OCI into Statements of Operations
Income (Loss) Reclassified from OCI into Statements of Operations	(9,837)	(9,938)	(10,144)
Other Interest Expense [Member]
Location of Loss Reclassified from OCI into Statements of Operations
Income (Loss) Reclassified from OCI into Statements of Operations	$ (1,513)	$ (1,213)	$ (1,165)